Expense Example - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	May 31, 2024 USD ($)
VIP Total Market Index Portfolio - Initial Class
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	141
VIP Total Market Index Portfolio - Service Class 2
Expense Example:
1 year	37
3 years	116
5 years	202
10 years	456
VIP Total Market Index Portfolio - Service Class
Expense Example:
1 year	22
3 years	68
5 years	118
10 years	$ 268